Employee Benefit Plans (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) investment pension_plan	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of significant plans | pension_plan	3
Pension benefit obligation (as a percent)	84.00%
Number of frozen plans | pension_plan	1
Cash Surrender Value | $	$ 2.6	$ 2.6	$ 2.6
Target allocation (as a percent)	100.00%	100.00%
Number of investments | investment	7
Expected employer contributions | $	$ 4.0
Number of union sponsored multiemployer plans | pension_plan	2
Withdrawal obligation | $	$ 19.3
Equities
Defined Benefit Plan Disclosure [Line Items]
Target allocation (as a percent)	58.00%	60.00%
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Number of investments | investment	6
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Average rate used to determine discount rate	25.00%
Other Postretirement Benefits Plan | Frozen Plans | Bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation (as a percent)	60.00%
Other Postretirement Benefits Plan | Frozen Plans | Equities
Defined Benefit Plan Disclosure [Line Items]
Target allocation (as a percent)	40.00%
Other Postretirement Benefits Plan | Active Plans | Bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation (as a percent)	25.00%
Other Postretirement Benefits Plan | Active Plans | Equities
Defined Benefit Plan Disclosure [Line Items]
Target allocation (as a percent)	75.00%
Minimum | U.S. treasuries
Defined Benefit Plan Disclosure [Line Items]
Maturities (term)	20 years
Maximum | U.S. treasuries
Defined Benefit Plan Disclosure [Line Items]
Maturities (term)	30 years